Borrowings	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Borrowings
Borrowings

11.Borrowings

	December 31,		June 30,
	2023		2023
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Convertible Notes – AgCentral	—	—	14,281	—
Senior Convertible Notes - AgCentral and Nabors Lux	—	—	—	7,134
Shareholder Loan – AgCentral	—	—	5,531	—
Promissory Note – EDF	—	5,404	—	—
	—	5,404	19,812	7,134

a)Promissory Note – EDF

On December 19, 2023, Vast Intermediate HoldCo Pty Ltd (HoldCo) issued a Promissory Note to EDF Australia Pacific Pty Ltd (EDF). The key contractual terms of the Promissory Note have been summarised below:

1.	The Noteholder is EDF Australia Pacific Pty Ltd.
2.	The Promissory Note has a Face Value equivalent to EURO 10,000,000 converted into US $10,831,953 at the USD:EUR exchange rate on Bloomberg on the Closing Date.
3.	The Promissory Note will accrue interest at 3% per annum. Interest accrues daily on the daily balance of the Outstanding Principal Amount.
4.

The Promissory Note has a term of 5 years from the date of issuance; however the Maturity Date may be extended for a period of 2 years at HoldCo’s option by written notice to EDF. On written notice from HoldCo, EDF must extend.

5.

EDF has the right to exchange all or any portion of the outstanding principal amount and interest on the Promissory Note at an exchange rate of US $10.20 per share for a period of 5 years (7 years, if extended) following closing. Any partial exchange cannot be less than US$2,000,000. The exchange is conditional on satisfaction of an exchange condition being, EDF has invested at least US$20,000,000 in the project entity of a CSP Project. The project entity of a CSP Project pertains to the standalone entity incorporated for the purpose of developing the CSP project. EDF can elect an amount up to 75% of its equity contribution to the project entity. The remaining portion is Vast’s contribution. A separate Joint Venture agreement will also be entered into for each approved CSP project. This is governed by the ‘Joint Development Agreement’ entered into between Vast Parent and EDF in connection with the ‘Note Purchase Agreement’. Please refer to note 17 - Contingent assets, liabilities & commitment for further discussion on the Joint Development Agreement.

6.	New investment clause:
a.

If Vast enters into an agreement with certain parties, pursuant to which these parties will pay or contribute funds to Vast, the terms of the agreement in respect to security or priority; duration; or interest rate should not be more favourable than that of the Promissory Note. If the terms are more favourable, then the terms to the agreement will be automatically amended to match such other parties’ terms.

b.

If Vast enters into an agreement to raise capital from third party strategic investors through a privately negotiated transaction and any such funds are used to repay the Nabors Backstop then the terms should be no less favourable than the terms of the Promissory Note. If so, the terms of the Promissory Note shall be automatically amended.

As at December 31, 2023, management has evaluated that HoldCo remains in compliance with all covenants, financial (including a prohibition on the declaration or payment of dividends) and non-financial, with respect to the EDF Promissory Note such that non-current classification of the liability is appropriate on the Condensed Statement of Financial Position.

As at December 31, 2023, Vast has evaluated its issuance of the note to determine if the components qualify as derivatives requiring separate recognition in its financial statements. The Company has determined the New investment clause, conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the promissory note at amortised cost, with interest expense recognised on an effective yield basis over the tenure of the note.

The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period.

The embedded derivative as part of such contracts have been tabulated below:

		December 31,	June 30,
Component	Particulars	2023	2023

		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	950	—
		950	—

On issuance date, the Embedded derivative liability was recognised for $5.5 million. The Company’s closing share price on the first day of trading, i.e. $11.99 was used, being the closest observable market price to the valuation date. As at December 31, 2023 the valuation of the instrument was measured at $1.0 million, the reduction being predominantly driven by the significant decrease in the Company’s share price during the period since issuance ($5.19 as at December 31, 2023). The conversion option was measured at fair value through profit or loss, driving an unrealised gain of $4.5 million during the period ended December 31, 2023. Refer to volatility and effective interest rate assumptions discussed in note 16 - Financial Instruments – Fair values and financial risk management.

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying effective interest rate	Promissory Note – EDF	43	—
		43	—

The average effective interest rate applied during the half-year ended December 31, 2023 is 17.47%.

b)Convertible Notes - AgCentral and Nabors Lux

Below is the detailed breakdown of the face value for each convertible note issuance (excluding the issuance of incremental notes by way of capitalised coupon payments) and the timing of their respective tranche payments, up to October 24, 2023, last tranche payment prior to the consummation of the BCA:

	Face				Total Face	Total Face
	Value				value	value
	per note				(In thousands of	(In thousands of
Note	(AUD)	Tranche	Issuance Date	No. of notes issued	AU Dollars)	US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
		4	August 15, 2023	2,500,000	3,839	2,500
		5	October 24, 2023	2,500,000	3,931	2,500
					18,830	12,500
					36,800	25,351

Convertible Notes 3, 4 and 5 issued by Vast were subjected to the same terms, which are as follows:

1.	The Noteholder is AgCentral Energy Pty Ltd, the parent entity of Vast.
2.

The Noteholder can elect to convert any or all outstanding convertible notes into ordinary shares by providing written notice to Vast. Each outstanding note can be converted into one ordinary share (‘conversion’).

3.	Coupon interest is payable at the rate of 8% per annum on the principal outstanding. Interest accrues daily and is payable every six months.
4.

Within the first 18 months of issuance, Vast has the option to settle interest payments in cash or by issuance of additional convertible notes. After the first 18 months, the Noteholder has the option to choose settlement of interest by payment in cash or by issuance of additional convertible notes (‘interest settlement’). As of June 30, 2023, there has been no conversion election from the Noteholder. Refer to note 13 - Issued capital for details on conversion of these notes upon consummation of the BCA.

5.	The latest modified maturity date of all convertible notes was October 31, 2021 prior to the extensions noted below.

On June 25, 2021, Vast received an interest waiver from the noteholder, where interest was forgiven from January 1, 2021 to December 31, 2021 on all convertible notes along with a revised maturity date of December 31, 2022. On May 24, 2022, Vast received another interest waiver, where interest was forgiven from January 1, 2022 to December 31, 2022 on all convertible notes, along with a revised maturity date of December 31, 2023. Further, on June 30, 2023, Vast received another interest waiver, where interest on Convertible notes 3, 4 and 5 was forgiven from January 1, 2023 to the earlier of the effective date of the BCA and December 31, 2023.

Senior Convertible Notes issued by Vast were subjected to the following terms:

1.	The Noteholder of Tranche 2 is AgCentral Energy Pty Ltd, the parent entity of Vast. The Noteholder of Tranches 1 and 3 is Nabors Lux 2 S.a.r.l.
2.

The Senior Convertible Notes will accrue interest at 4% per annum, ceasing when the Senior Convertible Notes are either redeemed or converted into ordinary shares. Interest is payable six months in arrears. The Company may, at its discretion (but with notice to the Noteholders), pay interest in cash or capitalise interest to the principal amount outstanding for each Senior Convertible Note.

3.

If the Company undergoes a business combination, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price based on the market price of shares at a 25% discount.

4.

If the Company undergoes a Special Purpose Acquisition Company (“SPAC”) transaction, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price fixed at $10.20. Refer to note 13 - Issued capital for details on conversion of these notes upon consummation of the BCA.

5.

If the Company undergoes an event of default or change of control, the Noteholders may choose to either redeem the Senior Convertible Notes for cash or convert them into ordinary shares. In a conversion event, the conversion price will be based on the market price of shares at a 25% discount.

6.

The conversion of the notes is at the discretion of Vast (other than in a scenario where conversion is mandated), if they are held to maturity. Each Senior Convertible Note has a term of 18 months from the date of issuance.

Up to the consummation of the BCA, Vast has evaluated its issuance of each convertible note, including Senior Convertible Notes, to determine if the components qualify as derivatives requiring separate recognition in its financial statements. The Company has determined the conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the convertible notes at amortised cost, with interest expense recognised on an effective yield basis over the tenure of convertible notes.

The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period. Refer to note 16 - Financial Instruments - Fair values and financial risk management for further details.

The embedded derivative as part of such hybrid contracts i.e. convertible notes have been tabulated below:

		December 31,	June 30,
Component	Particulars	2023	2023

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	—
	Convertible Note 5	—	18
	Senior Convertible Note	—	174
		—	192

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	431	462
	Convertible Note 4	506	471
	Convertible Note 5	58	62
	Senior Convertible Note	309	—
		1,304	995

The average effective interest rate applied during the half-year ended December 31, 2023 is 22.63% (half-year ended December 31, 2022: 25.37%).

c)Loans from shareholder – AgCentral

Vast historically received interest free loans without any covenants of approximately $5.5 million from AgCentral Energy Pty Ltd to fund its short-term working capital requirements. The maturity date of all the shareholder loans were the earlier of December 31, 2023 and the effective date of the BCA, with all other terms remaining unchanged.

The average effective interest rate applied during the half-year ended December 31, 2023 is 5.90% (half - year ended December 31, 2022: 5.90%).

		Six Months Ended
		December 31,
		2023	2022
Interest expense by applying effective interest rate	Loans from shareholder – AgCentral	159	118
		159	118

11.Borrowings

	June 30, 2023		June 30, 2022
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Loan – Convertible Note 3	8,762	—	—	8,883
Loan – Convertible Note 4	4,405	—	—	3,937
Loan – Convertible Note 5	1,114	—	—	1,124
Loan – Senior Convertible Note	—	7,134	—	—
Loan from shareholder	5,531	—	—	1,688
	19,812	7,134	—	15,632

Vast has granted AgCentral Energy security over all its assets in respect of all liabilities owed to AgCentral Energy.

a)Convertible Notes

Below is the detailed breakdown of the face value for each convertible note issuance (excluding the issuance of incremental notes by way of capitalised coupon payments) and the timing of their respective tranche payments:

	Face				Total Face	Total Face
	Value				value	value
	per note				(In thousands of	(In thousands of
Note	(AUD)	Tranche	Issuance Date	No. of notes issued	AU Dollars)	US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
					11,060	7,500
					29,030	20,351

Convertible Notes 3, 4 and 5 issued by Vast were subjected to the same terms, which are as follows:

1.	The Noteholder is AgCentral Energy Pty Ltd, the parent entity of Vast Solar Pty Ltd.
2.

The Noteholder can elect to convert any or all outstanding convertible notes into ordinary shares by providing written notice to Vast. Each outstanding note can be converted into one ordinary share (‘conversion’).

3.	Coupon interest is payable at the rate of 8% per annum on the principal outstanding. Interest accrues daily and is payable every six months.
4.

Within the first 18 months of issuance, Vast has the option to settle interest payments in cash or by issuance of additional convertible notes. After the first 18 months, the Noteholder has the option to choose settlement of interest by payment in cash or by issuance of additional convertible notes (‘interest settlement’). As of June 30, 2023, there has been no conversion election from the Noteholder.

5.	The latest modified maturity date of all convertible notes was October 31, 2021 prior to the extensions noted below.

On June 25, 2021, Vast received an interest waiver from the noteholder, where interest was forgiven from January 1, 2021 to December 31, 2021 on all convertible notes along with a revised maturity date of December 31, 2022. On May 24, 2022, Vast received another interest waiver, where interest was forgiven from January 1, 2022 to December 31, 2022 on all convertible notes, along with a revised maturity date of December 31, 2023. Further, on June 30, 2023, Vast received another interest waiver, where interest on Convertible notes 3, 4 and 5 was forgiven from January 1, 2023 to the earlier of the effective date of the BCA and December 31, 2023.

Senior Convertible Notes issued by Vast were subjected to the following terms:

1.	The Noteholder of Tranche 2 is AgCentral Energy Pty Ltd, the parent entity of Vast Solar Pty Ltd. The Noteholder of Tranches 1 and 3 is Nabors Lux 2 S.a.r.l.
2.

The Senior Convertible Notes will accrue interest at 4% per annum, ceasing when the Senior Convertible Notes are either redeemed or converted into ordinary shares. Interest is payable six months in arrears. The Company may, at its discretion (but with notice to the Noteholders), pay interest in cash or capitalise interest to the principal amount outstanding for each Senior Convertible Note.

3.

If the Company undergoes a business combination, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price based on the market price of shares at a 25% discount.

4.

If the Company undergoes a Special Purpose Acquisition Company (“SPAC”) transaction, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price fixed at $10.20.

5.

If the Company undergoes an event of default or change of control, the Noteholders may choose to either redeem the Senior Convertible Notes for cash or convert them into ordinary shares. In a conversion event, the conversion price will be based on the market price of shares at a 25% discount.

6.

The conversion of the notes is at the discretion of Vast (other than in a scenario where conversion is mandated), if they are held to maturity. Each Senior Convertible Note has a term of 18 months from the date of issuance.

Vast evaluates its issuance of each convertible note to determine if the components qualify as derivatives requiring separate recognition in its financial statements as noted in Note 2(l) — Significant accounting policies — Financial instruments. The Company has determined the conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the convertible notes at amortised cost, with interest expense recognised on an effective yield basis over the tenure of convertible notes.

The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period.

In relation to the modifications to Convertible Notes 3, 4 and 5, the noteholder agreed to the change to the terms and conditions, which included interest waivers and term extensions, in their capacity as the shareholder of the entity. The gains arising as a result of the changes to the terms and conditions as referenced in Note 2(r) — Significant accounting policies — Contributed equity were therefore recognised directly in equity as a capital contribution in their capacity as owner.

The fair value of the convertible notes are approximate to their carrying amounts as at June 30, 2023 and June 30, 2022.

Refer Note 24(d) — Related party transactions — Transactions with other related parties for detailed breakdown in relation to such convertible notes issued by the Company.

The embedded derivative as part of such hybrid contracts i.e. convertible notes have been tabulated below:

		June 30,
Component	Particulars	2023	2022

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	1
	Convertible Note 5	18	31
	Senior Convertible Note	174	—
		192	32
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	950	1,003
	Convertible Note 4	995	953
	Convertible Note 5	127	135
	Senior Convertible Note	94	—
		2,166	2,091

The average effective interest rate applied during the year ended June 30, 2023 is 24.31% (year ended June 30, 2022: 25.37%).

b)Loan from shareholder

During the year, Vast received interest free loans without any covenants of approximately $4.0 million ($AUD5.9 million) from its shareholder to fund its short-term working capital requirements. As of June 30, 2023 the maturity date of all the shareholder loans were the earlier of December 31, 2023 and the effective date of the BCA, with all other terms remaining unchanged. The gains arising as a result of the extension of maturity and obtaining funding at off-market terms were recognised directly in equity as a contribution by owners in their capacity as owners.

Refer to Note 2(r) — Significant accounting policies — Contributed equity for the accounting policy and Note 24(d) — Related party transactions — Transactions with other related parties for detailed breakdown in relation to such shareholder loans.

Due to the short-term nature of the loan from shareholder, the fair value approximates to the carrying amount as at June 30, 2023.

The average effective interest rate applied during the year ended June 30, 2023 is 6.47% (year ended June 30, 2022: 5.05%).